Note 6 (Tables)	6 Months Ended
Jun. 30, 2024
Risk Management [Abstract]
Maximum credit risk exposure [Table Text Block]
In accordance with IFRS 7 “Financial Instruments: Disclosures”, the BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2024 and December 31, 2023 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to ensure compliance with payment obligations. The details are broken down by category of financial instruments:

Maximum credit risk exposure (Millions of Euros)
	Notes	June 2024	Stage 1	Stage 2	Stage 3
Financial assets held for trading		90,638
Equity instruments	9	7,699
Debt securities	9	31,947
Loans and advances	9	50,992
Non-trading financial assets mandatorily at fair value through profit or loss		10,584
Equity instruments	10	9,646
Debt securities	10	653
Loans and advances	10	285
Financial assets designated at fair value through profit or loss	11	856
Derivatives (trading and hedging)		50,321
Financial assets at fair value through other comprehensive income		60,820
Equity instruments	12	1,382
Debt securities		59,413	56,944	2,448	21
Loans and advances to credit institutions	12	25	25	—	—
Financial assets at amortized cost		492,523	440,370	37,441	14,712
Debt securities		58,518	58,326	157	35
Loans and advances to central banks		7,367	7,367	—	—
Loans and advances to credit institutions		21,617	21,193	420	4
Loans and advances to customers		405,021	353,484	36,864	14,672
Total financial assets risk		705,742
Total loan commitments and financial guarantees		257,316	247,913	8,443	960
Loan commitments given	30	187,331	181,227	5,907	197
Financial guarantees given	30	20,464	19,466	785	214
Other commitments given	30	49,521	47,220	1,751	550
Total maximum credit exposure		963,058

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2023	Stage 1	Stage 2	Stage 3
Financial assets held for trading		106,749
Equity instruments	9	4,589
Debt securities	9	28,569
Loans and advances	9	73,590
Non-trading financial assets mandatorily at fair value through profit or loss		8,737
Equity instruments	10	7,963
Debt securities	10	484
Loans and advances	10	290
Financial assets designated at fair value through profit or loss	11	955
Derivatives (trading and hedging)		48,747
Financial assets at fair value through other comprehensive income		62,289
Equity instruments	12	1,217
Debt securities		61,047	60,255	771	21
Loans and advances to credit institutions	12	26	26	—	—
Financial assets at amortized cost		463,130	410,590	38,061	14,478
Debt securities		49,544	49,403	108	32
Loans and advances to central banks		7,176	7,176	—	—
Loans and advances to credit institutions		17,498	17,478	18	2
Loans and advances to customers		388,912	336,533	37,935	14,444
Total financial assets risk		690,606
Total loan commitments and financial guarantees		214,283	204,842	8,411	1,030
Loan commitments given	30	152,868	147,376	5,326	165
Financial guarantees given	30	18,839	17,612	998	229
Other commitments given	30	42,577	39,854	2,087	636
Total maximum credit exposure		904,889

Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2024 and December 31, 2023 is shown below:

June 2024 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	222,339	192,728	21,575	8,035	(4,518)	(501)	(606)	(3,411)	217,821	192,227	20,970	4,625
Mexico	92,707	83,478	6,704	2,525	(3,037)	(1,138)	(597)	(1,302)	89,671	82,340	6,108	1,223
Turkey ⁽²⁾	43,816	38,287	3,775	1,754	(1,643)	(179)	(304)	(1,160)	42,174	38,108	3,472	594
South America ⁽³⁾	45,026	37,889	4,791	2,346	(2,010)	(296)	(349)	(1,364)	43,016	37,593	4,442	982
Others	1,132	1,102	18	13	(11)	—	(1)	(9)	1,122	1,101	17	4
Total ⁽⁴⁾	405,021	353,484	36,864	14,672	(11,218)	(2,115)	(1,857)	(7,246)	393,803	351,369	35,007	7,426
Of which: individual					(1,562)	(14)	(390)	(1,158)
Of which: collective					(9,656)	(2,101)	(1,466)	(6,089)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2024, the remaining balance was €122 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2023 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	214,522	183,503	22,953	8,066	(4,593)	(503)	(714)	(3,375)	209,929	183,000	22,239	4,690
Mexico	91,086	81,619	6,995	2,472	(3,049)	(1,097)	(620)	(1,332)	88,037	80,522	6,375	1,140
Turkey ⁽²⁾	39,058	34,105	3,234	1,719	(1,641)	(167)	(314)	(1,160)	37,416	33,938	2,920	559
South America ⁽³⁾	43,151	36,237	4,738	2,176	(1,976)	(319)	(377)	(1,280)	41,175	35,918	4,362	896
Others	1,094	1,069	15	11	(10)	—	(1)	(8)	1,085	1,068	14	2
Total ⁽⁴⁾	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287
Of which: individual					(1,665)	(15)	(471)	(1,179)
Of which: collective					(9,604)	(2,072)	(1,555)	(5,977)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023, the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2024 and December 31, 2023 is shown below:

June 2024 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	9	—	57	2,739	1,596	4,402	4,566
Credit card debt	—	1	—	3	1,958	22,574	24,536	26,232
Commercial debtors		815	95	766	24,576	101	26,353	26,568
Finance leases	—	198	—	11	9,241	278	9,728	9,977
Reverse repurchase loans	287	—	8,548	65	—	—	8,900	8,902
Other term loans	6,673	22,093	7,008	10,078	140,595	151,829	338,275	347,130
Advances that are not loans	396	205	5,978	3,047	879	374	10,879	10,941
LOANS AND ADVANCES	7,355	23,321	21,629	14,028	179,988	176,751	423,072	434,315
By secured loans
Of which: mortgage loans collateralized by immovable property		256	—	699	26,938	97,719	125,612	128,382
Of which: other collateralized loans	286	6,721	7,319	496	10,972	2,491	28,284	28,550
By purpose of the loan
Of which: credit for consumption						63,240	63,240	67,868
Of which: lending for house purchase						98,776	98,776	100,419
By subordination
Of which: project finance loans					7,013		7,013	7,551

December 2023 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	73	1,933	1,028	3,040	3,175
Credit card debt	—	1	—	2	1,927	20,959	22,890	24,454
Commercial debtors		960	76	586	23,462	88	25,171	25,346
Finance leases	—	225	—	12	8,940	285	9,463	9,714
Reverse repurchase loans	1,345	—	5,786	92	—	—	7,223	7,234
Other term loans	4,878	21,662	5,329	9,300	134,024	147,491	322,683	331,813
Advances that are not loans	927	412	6,312	3,186	956	324	12,116	12,164
LOANS AND ADVANCES	7,151	23,265	17,502	13,251	171,241	170,175	402,586	413,901
By secured loans
Of which: mortgage loans collateralized by immovable property		271	—	526	24,829	96,772	122,397	125,328
Of which: other collateralized loans	1,347	6,933	4,558	465	10,938	2,430	26,671	26,963
By purpose of the loan
Of which: credit for consumption						59,892	59,892	64,303
Of which: lending for house purchase						97,555	97,555	99,224
By subordination
Of which: project finance loans					7,181		7,181	7,743

Guarantees Received [Table Text Block]
The value of guarantees received as of June 30, 2024 and December 31, 2023, is as follows:

Guarantees received (Millions of Euros)
	June 2024	December 2023
Value of collateral	140,616	136,141
Of which: guarantees normal risks under special monitoring	13,890	14,274
Of which: guarantees impaired risks	3,985	4,035
Value of other guarantees	55,952	53,462
Of which: guarantees normal risks under special monitoring	4,848	4,864
Of which: guarantees impaired risks	1,306	1,226
Total value of guarantees received	196,568	189,602

Impaired Secured Loans [Table Text Block]
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, including their gross carrying amount, impaired loans and advances, and accumulated impairment, by counterparties as of June 30, 2024 and December 31, 2023, is as follows:

June 2024 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	7,367	—	(11)	—%
General governments	23,341	28	(20)	0.1%
Credit institutions	21,617	4	(14)	—%
Other financial corporations	14,052	12	(25)	0.1%
Non-financial corporations	183,914	5,524	(4,102)	3.0%
Households	183,713	9,109	(7,070)	5.0%
LOANS AND ADVANCES	434,005	14,677	(11,242)	3.4%

December 2023 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	7,176	—	(25)	—%
General governments	23,294	25	(29)	0.1%
Credit institutions	17,498	2	(21)	—%
Other financial corporations	13,271	12	(20)	0.1%
Non-financial corporations	175,337	5,520	(4,274)	3.2%
Households	177,009	8,886	(6,946)	5.0%
LOANS AND ADVANCES	413,585	14,446	(11,316)	3.5%

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the six months ended June 30, 2024, and the year ended December 31, 2023 of impaired financial assets (financial assets and guarantees given) are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	June 2024	December 2023
Balance at the beginning	15,362	14,521
Additions	6,114	11,066
Decreases ⁽¹⁾	(3,027)	(5,795)
Net additions	3,087	5,272
Amounts written-off	(2,426)	(3,770)
Exchange differences and other	(529)	(660)
Balance at the end	15,495	15,362
(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2024:

Positive scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	2.90%	9.94%	2.07%	2.95%	2.77%	5.06%	5.00%	9.24%
2025	4.37%	8.72%	4.96%	4.68%	2.98%	5.29%	7.67%	9.50%
2026	6.23%	8.01%	7.38%	4.57%	2.89%	4.87%	6.97%	9.12%
2027	7.07%	7.54%	7.98%	4.29%	2.76%	5.10%	5.55%	9.20%
2028	6.93%	7.25%	7.40%	3.88%	2.65%	5.16%	5.13%	9.37%
2029	6.20%	7.18%	6.25%	3.64%	2.77%	5.38%	5.00%	9.52%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	3.11%	7.02%	(1.99)%	10.25%	2.65%	10.69%
2025	4.02%	6.73%	14.61%	8.09%	4.51%	10.64%
2026	4.13%	6.59%	15.37%	6.27%	4.74%	9.93%
2027	4.19%	6.47%	13.85%	4.98%	4.33%	9.20%
2028	3.77%	6.38%	12.85%	4.18%	4.29%	8.59%
2029	3.59%	6.29%	12.04%	3.79%	4.64%	8.01%

Estimate of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Estimate of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	2.54%	11.35%	1.77%	2.50%	2.79%	5.03%	3.50%	9.40%
2025	2.08%	10.80%	2.34%	2.44%	3.15%	5.32%	3.47%	10.58%
2026	2.05%	10.28%	2.34%	2.58%	3.15%	4.43%	3.79%	10.80%
2027	1.93%	9.88%	1.92%	2.52%	3.06%	4.42%	3.45%	10.98%
2028	1.77%	9.58%	1.56%	2.21%	2.97%	4.32%	3.54%	11.00%
2029	1.65%	9.49%	1.39%	2.02%	3.08%	4.40%	3.53%	11.00%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	2.88%	7.03%	(3.99)%	10.38%	1.76%	10.79%
2025	2.74%	6.82%	6.02%	8.80%	2.83%	11.07%
2026	2.70%	6.77%	4.51%	7.55%	3.36%	10.56%
2027	2.88%	6.71%	3.45%	6.58%	3.05%	9.96%
2028	2.57%	6.66%	3.47%	5.85%	3.04%	9.46%
2029	2.46%	6.61%	3.51%	5.35%	3.41%	8.96%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	2.18%	12.76%	1.46%	2.11%	2.80%	5.02%	2.71%	9.49%
2025	0.01%	12.86%	(0.04)%	0.69%	3.29%	5.32%	0.58%	11.25%
2026	(1.72)%	12.51%	(2.08)%	0.89%	3.37%	4.10%	1.34%	11.98%
2027	(2.81)%	12.19%	(3.48)%	1.03%	3.32%	3.85%	2.19%	12.20%
2028	(3.10)%	11.89%	(3.76)%	0.75%	3.24%	3.62%	2.77%	12.04%
2029	(2.65)%	11.66%	(3.04)%	0.57%	3.36%	3.58%	2.53%	11.93%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	1.84%	7.08%	(5.21)%	10.45%	0.71%	10.89%
2025	0.34%	7.03%	1.59%	9.19%	0.27%	11.66%
2026	0.51%	7.10%	(0.75)%	8.23%	1.40%	11.47%
2027	0.83%	7.14%	(1.73)%	7.42%	1.40%	11.03%
2028	0.63%	7.16%	(1.50)%	6.75%	1.48%	10.64%
2029	0.60%	7.16%	(1.32)%	5.96%	1.87%	10.22%

Expected loss variation [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD or probability of default and LGD or loss given default) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation in the expected loss for the Group and the main portfolios and geographical areas as of June 30, 2024 and December 31, 2023, is shown below:

Expected loss variation as of June 2024 ⁽¹⁾
	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
-100 bps	208	180	24	4	53	11	42	100	3	96	21	9	11
+100 bps	(197)	(161)	(14)	(4)	(52)	(11)	(41)	(94)	(2)	(90)	(19)	(8)	(10)
Housing price
-100 bps						—	26
+100 bps						—	(25)
(1) Last available data as of May 31, 2024 including macroeconomic scenarios of June 2024.

Expected loss variation as of December 31, 2023

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
-100 bps	222	188	28	2	61	14	47	94	2	92	22	9	11
+100 bps	(191)	(165)	(23)	(2)	(58)	(13)	(45)	(89)	(2)	(87)	(21)	(9)	(11)
Housing price
-100 bps						—	32
+100 bps						—	(32)

Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Table Text Block]
Below are the changes in the six months ended June 30, 2024, and the year ended December 31, 2023 in the loss allowances recognized on the condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost:

Changes in loss allowances of loans and advances at amortized cost (Millions of Euros)
	June 2024	December 2023
Balance at the beginning of the period	(11,316)	(11,291)
Increase in loss allowances charged to income	(6,149)	(9,366)
Stage 1	(949)	(1,738)
Stage 2	(886)	(1,940)
Stage 3	(4,314)	(5,688)
Decrease in loss allowances charged to income	3,305	5,072
Stage 1	840	1,389
Stage 2	908	1,317
Stage 3	1,557	2,366
Transfer to written-off loans, exchange differences and other	2,918	4,270
Balance at the end of the period	(11,242)	(11,316)

Wholesale financing operations carried out by group entities [Table Text Block]
The main wholesale financing transactions carried out by the BBVA Group during the first half of 2024 are listed below:

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
BBVA, S.A.	Senior preferred	Jan-24	1,250	EUR	3.875%	—	Jan-34
	Tier 2	Feb-24	1,250	EUR	4.875%	Nov-30 to Feb-31	Feb-36
	Senior preferred	Mar-24	1,000	USD	5.381%	—	Mar-29
	Senior non-preferred	Mar-24	1,000	USD	6.033%	—	Mar-35
	Senior preferred (green bond)	Mar-24	1,000	EUR	3.500%	—	Mar-31
	Senior preferred	Jun-24	1,000	EUR	3 month Euribor rate + 45 basis points	—	Jun-27
	Senior preferred	Jun-24	750	EUR	3.625%	—	Jun-30
	AT1 (CoCo)	Jun-24	750	EUR	6.875%	Dec-30 to Jun-31	Perpetual